Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended		23 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended		35 Months Ended	36 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Jun. 12, 2025	Feb. 28, 2023	Feb. 24, 2017	Jan. 30, 2017	Dec. 31, 2015	Jun. 30, 2025	Mar. 31, 2023	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Jun. 30, 2023	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000027322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value					$ 5,000,000.01															$ 5,376,603.79							$ 6,593,421.23							$ 6,304,100.51			$ 8,662,299.52			$ 11,551,921.17			$ 13,411,485.96			$ 10,436,410.59			$ 13,048,859.71			$ 14,454,944.76	$ 15,757,464.12
C000180065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value			$ 99,999.99														$ 115,245.29								$ 110,114.5							$ 151,216.68			$ 201,526.05			$ 233,851.15			$ 181,876.34			$ 227,239.11			$ 251,590.71			$ 274,123.05
C000027323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															10,726.26							13,128.47							12,531.15			17,185.78			22,862.95			26,501.47			20,568.27			25,673.58			28,386.66	30,881.58
C000027325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															10,820.42							13,078.76							12,506.31			16,005.21			21,601.04			23,051.9			16,963.99			19,747.56			22,768.84	24,281.75
C000180066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value			100,000														116,103.82								111,218.65							142,505.4			192,650.85			205,764.61			151,557.99			176,768.8			204,134.32			217,867.1
C000027324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value					5,000,000															5,422,376.31							6,568,908.15							6,292,655.01			8,066,382.3			10,917,418.76			11,672,264.27			8,603,927.27			10,043,430.49			11,603,574.33	12,404,911.9
C000180068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value			5,000,000.02														5,388,855.11								4,375,862.66							5,642,347.76			5,843,520.57			7,787,516.98			6,606,807.42			7,780,776.01			8,623,851.41			8,903,820.03
C000180067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value			100,000.01														107,731.28								87,393.96							112,617.81			116,563.02			155,224.24			131,645.53			154,975.62			171,662.32			177,124.81
C000056573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															12,131.58							13,149.71							10,650.91			13,701.41			14,152.69			18,812.6			15,928.7			18,704.58			20,682.59	21,303.24
C000078885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															10,009.74							10,961.12							10,900.61			12,090.72			12,810.49			13,269.96			10,856.6			12,000.28			12,258.49	12,532.26
C000069909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															100,699.28							110,559.46							110,479.98			122,936.62			130,700.21			135,847.16			111,586.1			123,733.29			126,961.95	130,140.07
C000180069 [Member]
Account Value [Line Items]
Accumulated Value			5,000,000														5,411,710.05								5,406,742.65							6,025,556.8			6,409,215.73			6,664,802.71			5,477,377.3			6,076,929.92			6,238,909.45			6,398,542.57
C000180070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value			5,000,000.01														5,743,551.55								4,954,810.7							6,497,269.55			7,680,476.74			9,330,230.29			7,814,531.78			8,473,857.07			9,663,298.24			10,404,524.06
C000069911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															117,899.88							142,403.78							122,712.37			160,912.46			190,145.13			230,802.19			193,240.93			209,448.57			238,758.86	256,832.56
C000069910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															11,744.24							14,130.51							12,141.38			15,864.26			18,676.61			22,599.46			18,851.79			20,362.49			23,126.06	24,803.26
C000077269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															9,894.93							10,348.15							10,404.05			11,162.01			11,643.26			11,655.31			10,745.58			11,360.61			11,327.65	11,918.87
C000077267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															99,302.81							104,172.32							105,073.5			113,032.63			118,350.13			118,852.14			109,991.05			116,631.41			116,676.13	123,115.13
C000077270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value					5,000,000															5,468,822.7							6,699,037.69							6,238,189.8			8,457,728.1			10,479,320.08			13,679,314.89			11,376,403.16			14,281,976.26			17,307,277.1	19,121,527.85
C000077271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					99,999.99															109,118.29							133,625.01							124,274.02			168,286.25			208,505.18			271,682.52			225,846.82			283,364.32			343,201.72	378,753.11
C000077272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															10,880.78							13,277.85							12,317.96			16,649.11			20,568.68			26,742.75			22,184.65			27,740.08			33,511.06	36,896.51
C000115978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															11,129.08							13,358.3							13,743.14			16,372.48			19,197.46			22,356.17			20,555.16			23,935.92			24,108.93	29,877.56
C000115979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															111,456.9							134,021.8							138,186.58			164,855.7			193,735.71			225,931.13			208,194.23			242,895.98			245,040.73	304,186.74
C000115981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															111,201.03							131,473.35							135,008.19			158,849.29			183,122.9			219,070.96			202,933.87			234,159.18			245,652.89	294,343.22
C000122076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value					10,000															9,945.31							13,786.74							10,403.97			13,479.9			15,305.99			15,497.21			11,163.24			12,270.54			12,448.16	16,222.74
C000180071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value			99,999.99														130,723.25								98,806.78							128,227.17			145,854.89			147,839.27			106,675.78			117,465.52			119,397.91			155,939.29
C000122075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value					5,000,000															4,985,566.93							6,922,679.99							5,240,852.49			6,801,266.75			7,746,483.17			7,860,413.2			5,676,477.88			6,256,608.68			6,359,774.47	8,313,023.89
C000142968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value					5,000,000															6,252,247.65							8,428,456.33							7,573,692.21			8,351,308.09			9,422,357.45			11,723,607.04			10,132,486.7			10,481,455.58			11,105,051.54	12,251,756.35
C000142969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															125,040.82							168,391.34							151,115.56			166,527.59			187,604.64			233,197.69			201,503.98			208,038.87			220,406.36	242,920.99
C000157696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value			10,000														10,917.18								10,016.92							13,086.56			16,109.63			20,238.92			16,565.17			18,969.43			20,984.1			21,905.32
C000157694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value					100,000															109,675.04							126,602.53							116,280.88			152,159.17			187,623.99			236,239.78			193,695.55			222,275.7			246,381.75	257,658.59
C000180072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class Z
Accumulated Value			5,000,000														5,466,884.39								5,030,573.8							6,586,883.36			8,125,928.59			10,240,242.99			8,403,546.22			9,645,391.62			10,694,235.5			11,194,469.25
C000176472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class I
Accumulated Value				$ 100,000														$ 120,810.21								$ 123,434.51							$ 149,748.94			$ 177,405.01			$ 200,615.22			$ 182,441.37			$ 212,479.79			$ 206,079.06			$ 273,482.29
C000176471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Class N
Accumulated Value				10,000														12,081.02								12,343.38							14,985.13			17,730.05			20,026.93			18,163.21			21,124.66			20,456.93			27,077.61
C000241081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			AMG GW&K Municipal Enhanced SMA Shares
Accumulated Value		$ 10,000					$ 10,269.1				$ 10,384.96				$ 9,858.02	$ 10,880.95					$ 10,914.2	$ 11,018.76	$ 11,365.49	$ 11,223.09				$ 11,130.37	$ 10,941.03	$ 11,346.8	$ 11,541.67
C000261130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			AMG GW&K Securitized Bond SMA Shares
Accumulated Value	$ 10,000					$ 10,078.5		$ 10,046.6	$ 10,202.68	$ 10,327.65		$ 10,413.01	$ 10,477.42	$ 10,486.8
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500® Index
Accumulated Value			5,000,000		10,000												5,741,878.725			11,195.99223					5,490,134.702		13,640.25249					7,218,781.583		13,042.21617	8,546,949.273		17,148.74315	11,000,386.69		20,303.90255	9,008,121.483		26,132.22241	11,376,142.91		21,399.45084	14,222,422.06		27,024.85878	16,765,390.09		33,786.40289	39,831.40926
Standard And Poor s 500 C000180067 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000														114,837.5745								109,802.694							144,375.6317			170,938.9855			220,007.7337			180,162.4297			227,522.8582			284,448.4412			335,307.8018
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Municipal Bond Index
Accumulated Value		10,000	5,000,000		10,000		10,221.87697				10,211.42371				9,808.090715	10,582.32395	5,205,549.992			10,024.80896	10,541.46591	10,539.48382	10,825.37097	10,693.81022	5,272,287.896		10,570.9984	10,670.0201	10,656.78892	10,976.13498	11,147.78548	5,669,573.548		10,706.52419	5,965,088.872		11,513.29889	6,055,595.453		12,113.40685	5,539,308.934		12,297.2001	5,893,902.47		11,248.76833	5,955,995.557		11,968.84742	6,208,840.391		12,094.94091	12,608.39719
Standard And Poor s 500 C000069911 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															111,959.9223							136,402.5249							130,422.1617			171,487.4315			203,039.0255			261,322.2241			213,994.5084			270,248.5878			337,864.0289	398,274.0926
Bloomberg U S Municipal Bond C000077267 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															100,248.0896							105,709.984							107,065.2419			115,132.9889			121,134.0685			122,972.001			112,487.6833			119,688.4742			120,949.4091	126,083.9719
Standard And Poor s 500 C000077270 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,597,996.117							6,820,126.245							6,521,108.083			8,574,371.575			10,151,951.28			13,066,111.21			10,699,725.42			13,512,429.39			16,893,201.44	19,913,704.63
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI EAFE Index
Accumulated Value			100,000		10,000												119,981.7391			10,100.01911					103,435.9365		12,628.49284					126,206.8656		10,886.98992	136,070.8411		13,283.70893	151,397.0837		14,321.92645	129,517.6		15,935.06647	153,138.9356		13,632.17517	158,993.6889		16,118.4024	208,633.3984		16,734.63543	21,958.38647
MSCI EAFE C000122075 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,050,009.556							6,314,246.418							5,443,494.958			6,641,854.464			7,160,963.225			7,967,533.235			6,816,087.584			8,059,201.201			8,367,317.717	10,979,693.23
MSCI ACWI All Cap C000142968 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,419,948.194							6,720,832.663							6,037,284.894			7,624,880.268			8,868,559.024			10,483,131.91			8,549,929.802			10,384,474.19			12,075,856.5	14,748,176.22
MSCI ACWI All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI ACWI All Cap Index
Accumulated Value					100,000															108,398.9639							134,416.6533							120,745.6979			152,497.6054			177,371.1805			209,662.6383			170,998.596			207,689.4838			241,517.13	294,963.5245
Standard And Poor s 500 C000157696 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000														11,483.75745								10,980.2694							14,437.56317			17,093.89855			22,000.77337			18,016.24297			22,752.28582			28,444.84412			33,530.77941
MSCI World C000176472 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000														119,539.1547								109,125.5054							139,320.6102			161,476.0565			196,705.6616			161,020.1472			199,322.2354			236,537.5088			286,432.9124
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI World Index
Accumulated Value				$ 10,000														$ 11,953.91547								$ 10,912.55054							$ 13,932.06102			$ 16,147.60565			$ 19,670.56616			$ 16,102.32545			$ 19,933.06868			$ 23,654.75399			$ 28,644.50673
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000					10,092.31582		10,065.69546	10,186.08552	10,297.20339		10,361.53698	10,425.92486	10,410.49954
Russell Midcap Growth C000027322 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,366,427.961							6,722,416.167							6,403,059.12			8,674,205.36			11,761,050.13			13,258,022.3			9,715,353.237			12,228,407.86			14,931,264.61	16,223,861.36
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell Midcap® Growth Index
Accumulated Value			100,000		10,000												117,401.9048			10,732.85592					111,824.5759		13,444.83233					151,488.4241		12,806.11824	205,397.8291		17,348.41072	231,541.3139		23,522.10025	169,671.2829		26,516.04461	213,559.8777		19,430.70647	260,763.2229		24,456.81571	283,337.4458		29,862.52921	32,448.72272
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2000® Growth Index
Accumulated Value			100,000		10,000												116,934.0158			11,131.80872					106,049.8143		13,599.36672					136,256.4616		12,333.5396	183,445.2211		15,846.55736	188,645.5488		21,334.58616	138,923.3168		21,939.38163	164,844.2603		16,156.71127	189,825.1397		19,171.30385	214,526.6253		22,076.56745	24,947.3377
Russell 2000 Growth C000027324 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,565,904.36							6,799,683.358							6,166,769.801			7,923,278.681			10,667,293.08			10,969,690.82			8,078,355.636			9,585,651.926			11,038,283.73	12,474,668.85
Russell 2000 Value C000180068 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000														5,314,126.126								4,630,517.215							5,667,476.148			5,930,123.452			7,606,593.387			6,504,904.778			7,457,646.615			8,058,333.838			9,073,245.145
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2000® Value Index
Accumulated Value			100,000		10,000												106,282.5225			13,174.08344					92,610.34431		14,206.65078					113,349.523		12,379.10796	118,602.469		15,151.28782	152,131.8677		15,853.4425	130,098.0956		20,335.27495	149,152.9323		17,390.04841	161,166.6768		19,937.08441	181,464.9029		21,542.94648	24,254.18478
Bloomberg U S Municipal Bond BAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Municipal Bond BAA Index
Accumulated Value		$ 10,000	5,000,000		10,000		$ 10,247.28894				$ 10,321.03742				$ 9,857.119126	$ 10,763.258	5,346,500			10,034	$ 10,769.71595	$ 10,902.12126	$ 11,219.37299	$ 11,071.27727	5,451,500		10,912	$ 11,086	$ 11,015	$ 11,324.46619	$ 11,528.52102	5,993,500		11,126	6,266,500		12,232	6,570,500		12,789	5,806,500		13,410	6,325,000		11,850	6,506,000		12,909	6,774,697.8		13,279	13,828
Bloomberg U S Municipal Bond BAA C000069909 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															100,340							109,120							111,260			122,320			127,890			134,100			118,500			129,090			132,790	138,280
Russell 2000 C000069911 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															121,307.9855							139,076.2513							123,758.4608			155,347.6922			186,356.3615			213,972.5102			170,244.1004			199,064.5747			222,032.3896	250,467.8683
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2000® Index
Accumulated Value			5,000,000		10,000												5,571,246.921			12,130.79855					4,957,632.5		13,907.62513					6,223,063.558		12,375.84608	7,465,237.919		15,534.76922	8,571,511.504		18,635.63615	6,819,797.853		21,397.25102	7,974,315.442		17,024.41004	8,894,381.712		19,906.45747	10,033,476.79		22,203.23896	25,047.78683
Bloomberg 10 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg 10-Year Municipal Bond Index
Accumulated Value					10,000															9,987							10,570							10,719			11,545			12,194			12,311			11,502			12,167			12,127	12,845
Bloomberg 10 Year Municipal Bond C000077267 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															99,870							105,700							107,190			115,450			121,940			123,110			115,020			121,670			121,270	128,450
Russell 1000 Growth C000077271 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															107,076.4876							139,426.9978							137,316.4503			187,285.4163			259,377.1901			330,956.3367			234,525.9929			334,617.2931			446,233.0148	529,055.5071
Russell 1000 Growth C000077270 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,353,824.381							6,971,349.888							6,865,822.515			9,364,270.814			12,968,859.5			16,547,816.83			11,726,299.64			16,730,864.66			22,311,650.74	26,452,775.36
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 1000® Growth Index
Accumulated Value					10,000															10,707.64876							13,942.69978							13,731.64503			18,728.54163			25,937.71901			33,095.63367			23,452.59929			33,461.72931			44,623.30148	52,908.55071
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 1000® Value Index
Accumulated Value					10,000															11,734.04522							13,337.44849							12,234.79944			15,482.07944			15,914.90502			19,919.15738			18,417.68091			20,528.84489			23,478.49079	27,211.05252
Russell 1000 Value C000115979 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000															117,340.4522							133,374.4849							122,347.9944			154,820.7944			159,149.0502			199,191.5738			184,176.8091			205,288.4489			234,784.9079	272,130.5252
MSCI EAFE Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI EAFE Small Cap Index
Accumulated Value			100,000		10,000												126,342.3372			10,218.24408					103,739.9375		13,591.5411					129,636.6545		11,160.04069	145,638.4958		13,945.93417	160,349.5082		15,667.36571	126,050.3409		17,249.93363	142,642.2754		13,560.12899	145,233.6386		15,345.04103	191,467.4963		15,623.81235	20,597.51627
MSCI EAFE Small Cap C000122075 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000															5,109,122.042							6,795,770.551							5,580,020.345			6,972,967.087			7,833,682.854			8,624,966.813			6,780,064.495			7,672,520.516			7,811,906.175	10,298,758.13
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 2500® Index
Accumulated Value			10,000		$ 100,000												11,215.72439			$ 117,588.9631					10,093.9136		$ 137,356.5181					12,896.60041		$ 123,617.9472	15,475.05011		$ 157,941.8382	18,288.73896		$ 189,519.5464	14,929.23898		$ 223,978.177	17,530.40159		$ 182,835.1171	19,634.17928		$ 214,690.9855	21,972.09355		$ 240,443.2428	$ 269,073.7018
Russell 2500 C000180072 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 5,000,000														$ 5,607,862.197								$ 5,046,956.8							$ 6,448,300.205			$ 7,737,525.056			$ 9,144,369.479			$ 7,464,619.489			$ 8,765,200.797			$ 9,816,589.638			$ 10,985,486.98
Bloomberg U S Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Securitized Index
Accumulated Value	$ 10,000					$ 10,096		$ 10,057.51	$ 10,217.54	$ 10,335.916		$ 10,422.06	$ 10,487.52	$ 10,509.66